Note 8 - Fair Value Sesitivity Analysis Level 3 - Assets (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Results Member [Member] | Financial assets at fair value through profit or loss classified as held for trading [Member] | Debt Securities [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	€ 4
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(12)
Results Member [Member] | Financial assets at fair value through profit or loss classified as held for trading [Member] | Equity instruments [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	3
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(3)
Results Member [Member] | Financial assets at fair value through profit or loss classified as held for trading [Member] | Derivatives [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Results Member [Member] | Financial assets at fair value through profit or loss classified as held for trading [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(3)
Results Member [Member] | Available for sale financial assets [Member] | Debt Securities [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Results Member [Member] | Available for sale financial assets [Member] | Equity instruments [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Results Member [Member] | Available for sale financial assets [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Results Member [Member] | Total [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	7
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(18)
Other Comprehensive Impact Member [Member] | Financial assets at fair value through profit or loss classified as held for trading [Member] | Debt Securities [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact Member [Member] | Financial assets at fair value through profit or loss classified as held for trading [Member] | Equity instruments [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact Member [Member] | Financial assets at fair value through profit or loss classified as held for trading [Member] | Derivatives [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact Member [Member] | Financial assets at fair value through profit or loss classified as held for trading [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact Member [Member] | Available for sale financial assets [Member] | Debt Securities [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	8
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(8)
Other Comprehensive Impact Member [Member] | Available for sale financial assets [Member] | Equity instruments [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	4
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(12)
Other Comprehensive Impact Member [Member] | Available for sale financial assets [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	12
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(20)
Other Comprehensive Impact Member [Member] | Total [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	€ 0